Other (Income) Expense - Summary of Other (Income) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating income [line items]
Interest income	$ (229)	$ (816)
Foreign exchange loss	152	1,028
Gain on disposal of mineral royalty interest		(2,929)
(Gain) loss on fair value adjustment of share purchase warrants held	(338)	16
(Gain) loss on fair value adjustment of convertible notes receivable	(1,899)	1,043
Other	144	1,443
Total other (income) expense	$ (2,170)	(274)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of other operating income [line items]
Dividends received from equity investments designated as FVTOCI relating to investments		$ (59)